KSOP Plan: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
KSOP Plan: [Abstract]
Cash contributions to the plan	$ 164,000	$ 172,000	$ 169,000